FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	6 Months Ended
Jun. 30, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.1.Financial risks management

4.1.1.Overview

In the six-month period ended June 30, 2023, there were no significant changes in the financial risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2022 (Note 4).

The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedging policy.

4.1.2.Classification

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		June 30,	December 31,
	Note	2023	2022
Assets
Amortized cost
Cash and cash equivalents	5	11,860,415	9,505,951
Trade accounts receivable	7	6,488,192	9,607,012
Dividends receivable	11		7,334
Other assets (1)		788,401	931,173
		19,137,008	20,051,470
Fair value through other comprehensive income
Investments - Celluforce	14.1	23,541	24,917
		23,541	24,917
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,479,787	4,873,749
Marketable securities	6	8,354,870	7,965,742
		13,834,657	12,839,491
		32,995,206	32,915,878
Liabilities
Amortized cost
Trade accounts payable	17	6,347,954	6,206,570
Loans, financing and debentures	18.1	74,532,331	74,574,591
Lease liabilities	19.2	6,195,984	6,182,530
Liabilities for assets acquisitions and subsidiaries	23	280,864	2,062,322
Dividends payable	11	2,678	5,094
Other liabilities (1)		137,148	147,920
		87,496,959	89,179,027
Fair value through profit or loss
Derivative financial instruments	4.5.1	2,218,716	4,846,795
		2,218,716	4,846,795
		89,715,675	94,025,822
		56,720,469	61,109,944

1)Does not include items not classified as financial instruments.

4.1.3.Fair value of loans and financing

The estimated fair values of loans and financing are set forth below:

	Yield used
	to discount/	June 30,	December 31,
	methodology	2023	2022
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	37,361,853	40,309,832
Estimated present value
In foreign currency
Export credits (“Prepayment”)	LIBOR	16,760,316	17,724,315
Assets Financing	SOFR	217,540	138,644
IFC - International Finance Corporation	SOFR	3,105,751
In local currency
BNDES – TJLP	DI 1	230,227	292,487
BNDES – TLP	DI 1	1,971,409	1,393,010
BNDES – Fixed	DI 1	10,219	21,656
BNDES – SELIC (“Special Settlement and Custody System”)	DI 1	644,710	575,129
BNDES - Currency basket	DI 1	4,122	10,866
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	1,264,031	1,835,336
Debentures	DI 1	6,663,101	5,643,440
NCE (“Export Credit Notes”)	DI 1	1,381,393	1,384,396
NCR (“Rural Credit Notes”)	DI 1	293,475	294,089
Export credits (“Prepayment”)	DI 1	1,303,156	1,320,415
		71,211,303	70,943,615

The book values of loans and financing are disclosed in Note 18.

Management considers that, for its other financial liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.

4.2.Liquidity risk management

The Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating commitments. The amount held in cash is intended to cover the expected outflows in the normal course of its operations, while the cash surplus is generally invested in highly liquid financial investments according to the Cash Management Policy.

The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies. During the six-month period ended June 30, 2023, the variations in cash and marketable securities were as expected, and the cash generated from operations was mostly used for investments and debt service.

All derivative financial instruments were traded over the counter and do not require deposit guarantee margins.

The remaining contractual maturities of financial liabilities are presented as of the balance sheet date. The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

	June 30,
	2023
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payable	6,347,954	6,347,954	6,347,954
Loans, financing and debentures	74,532,331	101,685,556	9,107,311	12,248,908	29,960,769	50,368,568
Lease liabilities	6,195,984	10,891,670	1,113,507	1,959,036	1,774,219	6,044,908
Liabilities for asset acquisitions and subsidiaries	280,864	313,645	98,899	94,575	89,293	30,878
Derivative financial instruments	2,218,716	3,125,242	527,889	827,564	1,740,146	29,643
Dividends payable	2,678	2,678	2,678
Other liabilities	137,148	137,148	52,585	84,563
	89,715,675	122,503,893	17,250,823	15,214,646	33,564,427	56,473,997

	December 31,
	2022
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payable	6,206,570	6,206,570	6,206,570
Loans, financing and debentures	74,574,591	105,341,912	6,823,274	7,899,772	39,476,527	51,142,339
Lease liabilities	6,182,530	11,053,487	1,050,947	992,379	2,668,855	6,341,305
Liabilities for asset acquisitions and subsidiaries	2,062,322	2,203,302	1,986,633	99,331	57,421	59,917
Derivative financial instruments	4,846,795	6,515,262	728,070	1,341,108	4,299,970	146,114
Dividends payable	5,094	5,094	5,094
Other liabilities	147,920	147,920	61,500	86,420
	94,025,822	131,473,547	16,862,088	10,419,010	46,502,773	57,689,675

4.3. Credit risk management

In the six-month period ended June 30, 2023, there were no significant changes in the credit risk management policies compared to those disclosed in the annual financial statements for the year ended of December 31, 2022 (Note 4).

4.4.Market risk management

In the six-month period ended June 30, 2023, there were no significant changes in the market risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2022 (Note 4).

4.4.1.Exchange rate risk management

As disclosed in the financial statements for the year ended December 31, 2022 (Note 4), the Company enters into U.S.Dollar selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over a 24-months’ time horizon and therefore, are matched to the availability of currency for sale in the short term. The Company’s Board of Directors approved the contracting of extraordinary hedge, in addition to the strategy mentioned above, for investments in the Cerrado Project, with a term of up to 36 months as of November 2021, in an amount of up to US$1,000,000. On July 27, 2022, the Board of Directors approved the expansion of the program, increasing the maximum amount (notional) to US$1,500,000, maintaining the previously established deadline. In order to provide transparency on the hedge program for the Cerrado Project, since December 31, 2021 the Company has started to prominently disclose the respective contracted operations.

The assets and liabilities that are exposed to foreign currency, substantially in U.S. Dollars, are set forth below:

	June 30,	December 31,
	2023	2022
Assets
Cash and cash equivalents	11,248,274	8,039,218
Marketable securities	4,826,627	4,510,652
Trade accounts receivable	4,845,044	7,612,768
Derivative financial instruments	4,202,786	3,393,785
	25,122,731	23,556,423
Liabilities
Trade accounts payable	(2,028,936)	(2,030,806)
Loans and financing	(60,176,982)	(61,216,140)
Liabilities for asset acquisitions and subsidiaries	(186,058)	(2,053,259)
Derivative financial instruments	(2,136,399)	(4,698,323)
	(64,528,375)	(69,998,528)
	(39,405,644)	(46,442,105)

4.4.1.1.Sensitivity analysis – foreign exchange rate exposure – except for derivative financial instruments

For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the conversion into Brazilian Reais on the balance sheet date (R$ to U.S.$ =  R$4.8192).

This analysis assumes that all other variables, particularly interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50% before taxes.

The following table set forth the potential impacts at their absolute amounts:

	June 30,
	2023
	Effect on profit or loss
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	11,248,274	2,812,069	5,624,137
Marketable securities	4,826,627	1,206,657	2,413,314
Trade accounts receivable	4,845,044	1,211,261	2,422,522
Trade accounts payable	(2,028,936)	(507,234)	(1,014,468)
Loans and financing	(60,176,982)	(15,044,246)	(30,088,491)
Liabilities for asset acquisitions and subsidiaries	(186,058)	(46,515)	(93,029)

4.4.1.2.Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments

The Company has sales operations in US$ in the futures markets, including strategies using options, to ensure attractive levels of operating margins for a portion of its revenue. These operations are limited to a percentage of the total exposure to US$ over a 24-month horizon, or to investments in the Cerrado Project, according to the extraordinary hedge described above, and are therefore pegged to the availability of ready-to-sell foreign exchange in the short term.

In addition to the transaction described above, the Company also taken out derivative instruments linked to the US$ and subject to exchange fluctuations, seeking to adjust the debt’s currency indexation to the cash generation currency, as provided for in its financial policies.

For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period is used. These market movements caused a positive impact on the mark-to-market position entered into by the Company.

This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the US$ by 25% and 50%, before taxes, based on the base scenario on June 30, 2023.

The following table set out the possible impacts assuming these scenarios:

	June 30,
	2023
	Effect on profit or loss
	Probable	Possible	Remote
	(base value)	25%	50%
Dollar/Real
Derivative financial instruments
Derivative options	3,201,865	(3,777,232)	(7,621,974)
Derivative swaps	(450,678)	(1,728,220)	(3,442,041)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	159,434	(286,048)	(572,176)
Embedded derivatives	187,618	(85,533)	(171,067)
NDF parity derivatives (1)	140,411	(47,180)	(84,699)
Commodity Derivatives	22,421	(5,607)	(11,212)

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	140,411	(562,869)	(1,125,812)

(1)Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.

4.4.2.Interest rate risk management

Fluctuations in interest rates could increase or reduce the costs of new loans and existing contracted operations.

The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow.

Considering that on March 5, 2021, the Financial Conduct Authority (“FCA”) announced the discontinuation date of the 3-month LIBOR as June 30, 2023, the Company initiated negotiations of the terms for swapping the indexers of its debt contracts and related derivatives upon this announcement.

As of June 30, 2023, the Company had R$15,566 related to loan and financing contracts, and R$15,151 related to derivative contracts, and it conducted the contract amendment process with the counterparties of each contract to ensure that the terms and market best practices were adopted at the time of the index transition starting from June 2023. On July 1, 2023, the contracts will be indexed to SOFR, which has been adopted as the new reference interest rate by the capital market. This negotiation will not have a substantial impact on the balances presented in the loan and financing and derivative instrument categories.

The Company understands that it will not be necessary to change the risk management strategy due to the change of indexation of its financial contracts linked to LIBOR.

4.4.2.1.Sensitivity analysis – exposure to interest rates – except for derivative financial instruments

For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of changes in operations impacted by the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody (“SELIC”) and the London Interbank Offered Rate (“LIBOR”), which could impact the results. The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.

This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.

The following table set forth the possible impacts assuming these scenarios in absolute amounts:

	June 30,
	2023
	Effect on profit or loss
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	560,985	19,144	38,287
Marketable securities	3,528,243	120,401	240,803
Loans and financing	8,125,522	277,283	554,567
TJLP
Loans and financing	277,763	5,055	10,111
LIBOR
Loans and financing	15,645,428	216,902	433,803
SOFR
Loans and financing	3,115,211	41,030	82,060

4.4.2.2.Sensitivity analysis – exposure to interest rates – derivative financial instruments

This analysis assumes that all other variables remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.

The following table sets out the possible impacts of these assumed scenarios:

	June 30,
	2023
	Effect on profit or loss
		Probable	Remote
	Probable	25%	50%
CDI
Derivative financial instruments
Liabilities
Derivative options	3,201,865	(388,599)	(747,669)
Derivative swaps	(450,678)	(5,108)	(11,749)
LIBOR
Derivative financial instruments
Liabilities
Derivative swaps	(450,678)	260,364	520,442

4.4.2.3.Sensitivity analysis to changes in the consumer price indices of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on June 30, 2023. The probable scenario was extrapolated considering a depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively.

The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	June 30,
	2023
	Effect on profit or loss
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	187,618	(31,171)	(64,295)

4.4.3.Commodity price risk management

The Company is exposed to commodity prices, mainly in the selling price of pulp in the international market. The dynamics of rising and falling production capacities in the global market and macroeconomic conditions may impact the Company´s operating results.

Through a specialized team, the Company monitors hardwood pulp prices and analyses future trends, adjusting the forecasts aimed at assisting with preventive measures to calculate the different scenarios. There is no sufficiently liquid financial market to mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low liquidity and low volume, and high levels of distortion in price formation.

The Company is also exposed to international oil prices, reflected in logistical costs for selling in the export market, and indirectly in the costs of other supply, logistics and service contracts. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results.

4.5.Derivative financial instruments

The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.

Details of derivative financial instruments and their respective calculation methodologies are disclosed in the annual financial statements for the year ended December 31, 2022 (Note 4).

4.5.1.Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2023	2022	2023	2022
Instruments as part of protection strategy
Operational hedges
ZCC	4,815,050	6,866,800	3,201,865	1,596,089
NDF (R$ x US$)	243,100	248,100	159,434	(2,474)
NDF (€ x US$)	399,328	544,702	140,411	161,055

Debt hedges
Swap LIBOR to Fixed (US$)	3,143,877	3,200,179	927,104	1,052,546
Swap IPCA to CDI (notional in Brazilian Reais)	2,130,618	1,741,787	245,159	278,945
Swap IPCA to Fixed (US$)		121,003		(29,910)
Swap CDI x Fixed (US$)	1,265,004	1,863,534	(1,262,085)	(2,566,110)
Pre-fixed Swap to US$ (US$)	350,000	350,000	(360,856)	(503,605)

Commodity Hedge
Swap US-CPI (US$) (1)	130,810	124,960	187,618	40,418
Swap VLSFO/Brent	128,307		22,421
			3,261,071	26,954

Current assets			3,747,881	3,048,493
Non-current assets			1,731,906	1,825,256
Current liabilities			(483,512)	(667,681)
Non-current liabilities			(1,735,204)	(4,179,114)
			3,261,071	26,954

(1)	The embedded derivative refers to a swap contract for the sale of price variations in United States Dollars and US-CPI within the term of a forest partnership with a standing wood supply contract.

The current contracts and the respective protected risks are set forth below:

(i)	Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation of the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US$”). The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company’s natural exposure to US$ receivables.
(ii)	Swap IPCA x CDI (notional in Brazilian Reais): positions in conventional swaps exchanging the variation of the Amplified Consumer Price Index (“IPCA”) for the DI rate. The objective is to change the debt indexed in reais, in compliance with the Company’s cash position in Brazilian Reais, which is also indexed to DI.
(iii)	Swap IPCA x Fixed US$: positions in conventional swaps exchanging the variations of the IPCA for a fixed rate in US$. The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company’s natural exposure to US$ receivables.
(iv)	Swap LIBOR x Fixed US$: positions in conventional swaps exchanging a post-fixed rate (LIBOR) for a fixed rate in US$. The objective is to protect the cash flow against changes in the US interest rate.
(v)	Pre-Fixed Swap R$ x Fixed US$: positions in conventional swaps of a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company’s natural exposure to US$ receivables.
(vi)	Zero-Cost Collar (“ZCC”): positions in an instrument that consists of the simultaneous combination of a purchase of put options and the sale of call options in US$, with the same principal amount and maturity, with the objective of protecting the cash flow of exports. Under this strategy, an interval is established where there is no deposit or receipt of financial margin at the option maturity. The objective is to protect the cash flow of exports against the depreciation of the Brazilian Real.
(vii)	Non-Deliverable Forward contracts (“NDF”): ”): short positions in US$ futures contracts with the objective of protecting the cash flow from exports against the depreciation of the Brazilian Real.
(viii)	Swap US-CPI: The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
(ix)	Non-Deliverable Forward contracts: EUR and US$: call positions at EUR/US$ parity to protect the Capex cash flow of the Cerrado project against the appreciation of the Euro.
(x)	Swap Very Low Sulphur Fuel Oil / Brent (“VLSFO”): Long positions in oil, aimed at hedging logistical costs related to maritime freight contracts against the increase in oil prices.

The variation in the fair values of derivatives on June 30, 2023 compared to the fair values measured on December 31, 2022 are explained substantially by the appreciation of the Brazilian Real against the US Dollar and by settlements during the period. There were also impacts caused by the variations in the Pre, Foreign Exchange Coupon and LIBOR curves in the operations.

It is important to highlight that the outstanding agreements on June 30, 2023 are over-the-counter market operations, without any type of collateral margin or forced early settlement clause due to variations from market marking.

4.5.2.Fair value by maturity schedule

	June 30,	December 31,
	2023	2022
2023	2,413,838	2,380,812
2024	1,785,080	297,156
2025	(477,814)	(1,225,193)
2026 onwards	(460,033)	(1,425,821)
	3,261,071	26,954

4.5.3.Outstanding assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2023	2022	2023	2022
Debt hedges
Assets
Swap CDI to Fixed (US$)	R$	4,623,091	7,081,545	368,657	617,835
Swap Pre-Fixed to US$	R$	1,317,226	1,317,226		45,329
Swap LIBOR to Fixed (US$)	US$	3,143,877	3,200,000	927,104	1,052,546
Swap IPCA to CDI	IPCA	2,294,552	2,041,327	325,275	427,417
Swap IPCA to US$	IPCA		610,960
				1,621,036	2,143,127
Liabilities
Swap CDI to Fixed (US$)	US$	1,265,000	1,863,534	(1,630,742)	(3,183,945)
Swap Pre-Fixed to US$	US$	350,000	350,000	(360,856)	(548,934)
Swap LIBOR to Fixed (US$)	US$	3,143,877	3,200,000
Swap IPCA to CDI	R$	2,130,618	1,741,787	(80,116)	(148,472)
Swap IPCA to US$	US$		121,003		(29,910)
				(2,071,714)	(3,911,261)
				(450,678)	(1,768,134)
Operational hedge
Zero cost collar (US$ x R$)	US$	4,815,050	6,866,800	3,201,865	1,596,089
NDF (R$ x US$)	US$	243,100	248,100	159,434	(2,474)
NDF (€ x US$)	US$	399,328	544,702	140,411	161,055
				3,501,710	1,754,670
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	130,810	124,960	187,618	40,418
Swap VLSFO/Brent	US$	128,307		22,421
				210,039	40,418
				3,261,071	26,954

(1)	The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.

4.5.4.Fair value settled amounts

The settled derivatives positions are set forth below:

	June 30,	December 31,
	2023	2022
Operational hedge
Zero cost collar (R$ x US$)	1,445,973	718,618
NDF (R$ x US$)	18,538	8,301
NDF (€ x US$)	50,679	7,113
	1,515,190	734,032

Commodity hedge	8,853
Swap VLSFO/other	8,853

Debt hedge
Swap CDI to Fixed (US$)	(283,888)	(261,570)
Swap IPCA to CDI (Brazilian Reais)	158,092	(5,180)
Swap IPCA to Fixed (US$)	(3,945)	171
Swap Pre-Fixed to US$	52,746	54,128
Swap LIBOR to Fixed (US$)	217,852	(239,356)
	140,857	(451,807)
	1,664,900	282,225

4.6.Fair value hierarchy

Financial instruments are measured at fair value, which considers the fair value as the price that would be received from selling an asset or paid to transfer a liability in an unforced transaction between market participants at the measurement date.

For the six-month period ended June 30, 2023, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 1, 2 and 3.

	June 30,
	2023
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	5,479,787		5,479,787
Marketable securities	8,354,870		8,354,870
	13,834,657		13,834,657

At fair value through other comprehensive income
Other investments - CelluForce		23,541	23,541
		23,541	23,541

Biological assets		16,914,120	16,914,120
		16,914,120	16,914,120
Total assets	13,834,657	16,937,661	30,772,318

Liabilities
At fair value through profit or loss
Derivative financial instruments	2,218,716		2,218,716
	2,218,716		2,218,716
Total liabilities	2,218,716		2,218,716

	December 31,
	2022
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	4,873,749		4,873,749
Marketable securities	7,965,742		7,965,742
	12,839,491		12,839,491

At fair value through other comprehensive income
Other investments - CelluForce		24,917	24,917
		24,917	24,917

Biological assets		14,632,186	14,632,186
		14,632,186	14,632,186
Total assets	12,839,491	14,657,103	27,496,594

Liabilities
At fair value through profit or loss
Derivative financial instruments	4,846,795		4,846,795
	4,846,795		4,846,795
Total liabilities	4,846,795		4,846,795

4.7.Climate change

In the annual financial statements for the year ended December 31, 2022, the risks and opportunities information linked to climate change and the sustainability strategy were disclosed, which did not change significant during the six-month period ended June 30, 2023, except for the items presented in Note 4.7.1.

4.7.1.Opportunities linked to climate change and the sustainability strategy

4.7.1.1Biomas

As disclosed in Note 1.2.6, Suzano and five other global companies created Biomas with objective of restoring, conserving and preserving native forests in Brazil.

The initiative aims to restore and protect, over a period of 20 years, native forest in some of Brazil´s most valuable ecosystems, such as the Amazon, Atlantic Forest and Cerrado biomes – The area is equivalent to the territory of Switzerland or the state of Rio de Janeiro, in Brazil.

The initiative aims to promote a sustainable business model from a financial perspective, enabling each restoration, conservation, and preservation projects to be viable through the commercialization of carbon credits, as removals and avoided emissions, reducing tons of CO2e from the atmosphere.

The first stage will involve the identification and prospecting of areas, promoting nurseries for the large-scale production of native trees, engaging local communities in Biomas activities, discussing the application of the project in public areas, partnering with carbon certification platforms and implementing pilot projects.

4.7.1.2Generation of carbon credits

The Company has ongoing carbon credit projects certifications, including:

●	Horizonte de Carbono Project, which aims to restore degraded areas through the reforestation of native and eucalyptus trees. On March 30, 2023, the certifier Verra completed the validation and verification of 1.9Mt CO2e of the Horizonte Project (VCS ID 3350), of which 10% will be allocated to the Verra reserve and 1.7Mt CO2e is eligible for the issuance of credits. The Company has not yet issued such credits.

The carbon credits are registered by Verra, an accredited company that holds a global platform, which is also responsible for the custody of the credits. This company has developed the Verified Carbon Standard (VCS) program, currently regarded as the global reference standard, in the best understanding of the company.

4.7.1.3Production of wood-based textile fiber

In May 2023, Woodspin, located in Finland, inaugurated the first factory producing sustainable, recyclable and fully biodegradable textile fiber from responsibly grown wood, the result of the joint venture between Spinnova and Suzano. This new type of “green fabric” has the potential to replace less sustainable materials used in many products. This unit will be used for market development and technology improvement.

For the construction and operation of textile fiber projects, Woodspin uses Suzano’s microfibrillated cellulose (MFC) as raw material.

4.8.Capital management

The main objective is to strengthen the Company’s capital structure, aiming to maintain an appropriate level of financial leverage while mitigating risks that could affect the availability of capital for business development.

The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).